Employee Benefit Plans and Postretirement Benefits - Net Periodic Benefit Cost (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 7	$ 8	$ 14	$ 15
Interest cost	18	22	36	44
Expected return on assets	(27)	(29)	(54)	(58)
Amortization of:
Actuarial loss	21	19	43	39
Other	3		3
Net periodic benefit cost	22	20	42	40
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	1	1	3	3
Interest cost	9	10	18	20
Expected return on assets	(2)	(1)	(4)	(3)
Amortization of:
Prior service credit		(1)	(1)	(2)
Actuarial loss	1	3	3	7
Net periodic benefit cost	9	12	19	25
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	4	4	7	7
Interest cost		1	1	2
Amortization of:
Actuarial loss	1		1
Net periodic benefit cost	$ 5	$ 5	$ 9	$ 9